UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period___________ to _____________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002041716

HOMES 2026-NQM5 TRUST
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Chris Carlson, Authorized Signatory, (404) 983-8332

Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

99.1	AMC Diligence, LLC (“AMC”) - Executive Summary
Schedule 1 - AMC Data Compare Report
Schedule 2 - AMC Exception Grades Report
Schedule 3 - AMC Rating Agency Grades Report
Schedule 4 - AMC Valuation Summary Report

99.2	Canopy Financial Technology Partners, LLC (“Canopy”) - Narrative
Schedule 1 - Canopy Data Compare Report
Schedule 2 - Canopy Rating Agency Grades Detail Report
Schedule 3 - Canopy Rating Agency Grades Summary Report
Schedule 4 - Canopy Valuation Report

99.3	Clarifii LLC (“Clarifii”) - Executive Summary
Schedule 1 - Clarifii ATR QM Report
Schedule 2 - Clarifii Data Compare Report
Schedule 3 - Clarifii Rating Agency Grades Detail Report
Schedule 4 - Clarifii Rating Agency Grades Summary Report
Schedule 5 - Clarifii Valuation Report

99.4	Clayton Services LLC (“Clayton”) - Narrative
Schedule 1 - Clayton Conditions Report
Schedule 2 - Clayton Loan Level Tape Compare
Schedule 3 - Clayton Non-ATR QM Upload
Schedule 4 - Clayton Valuations Summary Report
Schedule 5 - Clayton Waived Conditions Report

99.5	Consolidated Analytics, Inc. (“CA”) - Executive Summary
Schedule 1 - CA Data Compare Report
Schedule 2 - CA Due Diligence Standard Report
Schedule 3 - CA Rating Agency Grades Summary Report
Schedule 4 - CA Valuations Summary Report

99.6	Evolve Mortgage Services, LLC (“Evolve”) - Executive Summary
Schedule 1 - Evolve Data Compare Report
Schedule 2 - Evolve Exception Detail Report
Schedule 3 - Evolve QM ATR Data Report
Schedule 4 - Evolve Rating Agency Grades Report
Schedule 5 - Evolve Valuation Report

99.7	Opus Capital Markets Consultants, LLC (“Opus”) - Executive Narrative
Schedule 1 - Opus ATR OR QM Data Report
Schedule 2 - Opus Data Compare Report
Schedule 3 - Opus Rating Agency Grades Summary Report
Schedule 4 - Opus Standard Findings Report
Schedule 5 - Opus Valuation Report

99.8	Selene Diligence LLC (“Selene”) - Narrative
Schedule 1 - Selene Data Compare Report
Schedule 2 - Selene Rating Agency Grades Summary Report
Schedule 3 - Selene Standard Findings Report
Schedule 4 - Selene Supplemental Data Extract
Schedule 5 - Selene Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

APF II RESI O4B-24A, LLC

	By:	Ares Alternative Credit Management LLC, its manager

Date: August 13, 2026	By:	/s/ Chris Carlson
Name: Chris Carlson Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1	AMC Diligence, LLC (“AMC”) - Executive Summary
Schedule 1 - AMC Data Compare Report
Schedule 2 - AMC Exception Grades Report
Schedule 3 - AMC Rating Agency Grades Report
Schedule 4 - AMC Valuation Summary Report

99.2	Canopy Financial Technology Partners, LLC (“Canopy”) - Narrative
Schedule 1 - Canopy Data Compare Report
Schedule 2 - Canopy Rating Agency Grades Detail Report
Schedule 3 - Canopy Rating Agency Grades Summary Report
Schedule 4 - Canopy Valuation Report

99.3	Clarifii LLC (“Clarifii”) - Executive Summary
Schedule 1 - Clarifii ATR QM Report
Schedule 2 - Clarifii Data Compare Report
Schedule 3 - Clarifii Rating Agency Grades Detail Report
Schedule 4 - Clarifii Rating Agency Grades Summary Report
Schedule 5 - Clarifii Valuation Report

99.4	Clayton Services LLC (“Clayton”) - Narrative
Schedule 1 - Clayton Conditions Report
Schedule 2 - Clayton Loan Level Tape Compare
Schedule 3 - Clayton Non-ATR QM Upload
Schedule 4 - Clayton Valuations Summary Report
Schedule 5 - Clayton Waived Conditions Report

99.5	Consolidated Analytics, Inc. (“CA”) - Executive Summary
Schedule 1 - CA Data Compare Report
Schedule 2 - CA Due Diligence Standard Report
Schedule 3 - CA Rating Agency Grades Summary Report
Schedule 4 - CA Valuations Summary Report

99.6	Evolve Mortgage Services, LLC (“Evolve”) - Executive Summary
Schedule 1 - Evolve Data Compare Report
Schedule 2 - Evolve Exception Detail Report
Schedule 3 - Evolve QM ATR Data Report
Schedule 4 - Evolve Rating Agency Grades Report
Schedule 5 - Evolve Valuation Report

99.7	Opus Capital Markets Consultants, LLC (“Opus”) - Executive Narrative
Schedule 1 - Opus ATR OR QM Data Report
Schedule 2 - Opus Data Compare Report
Schedule 3 - Opus Rating Agency Grades Summary Report
Schedule 4 - Opus Standard Findings Report
Schedule 5 - Opus Valuation Report

99.8	Selene Diligence LLC (“Selene”) - Narrative
Schedule 1 - Selene Data Compare Report
Schedule 2 - Selene Rating Agency Grades Summary Report
Schedule 3 - Selene Standard Findings Report
Schedule 4 - Selene Supplemental Data Extract
Schedule 5 - Selene Valuation Report